INVENTORIES - Provision for obsolescence (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provision for obsolescence
Inventory recognized as expense	Rp 532	Rp 584	Rp 797
Inventories pledged as security for liabilities	Rp 0	Rp 0